SCHEDULE OF DEBT MATURITIES (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Total debt	$ 2,515,013	$ 2,914,603		$ 3,419
Greens Natural Foods, Inc. [Member]
2022 (3 remaining months)			$ 6,983	27,517
2023			28,638	28,638
2024			29,805	29,805
2025			23,148	23,148
Total debt			$ 88,574	$ 109,108